UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1.  Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments

As of January 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (4.8%)
Internet & Catalog Retail (4.8%)
Amazon.com, Inc.(a)	34,100	$12,231,329

ENERGY (6.9%)
Energy Equipment & Services (3.3%)
Transocean, Ltd.	195,000	8,439,600

Oil, Gas & Consumable Fuels (3.6%)
Exxon Mobil Corp.	98,000	9,031,680

FINANCIALS (30.1%)
Capital Markets (9.8%)
The Charles Schwab Corp.	496,000	12,310,720
US Bancorp	320,000	12,713,600

		25,024,320

Commercial Banks (9.1%)
CIT Group, Inc.	182,400	8,490,720
M&T Bank Corp.	60,000	6,690,600
TCF Financial Corp.	487,000	7,840,700

		23,022,020

Diversified Financial Services (6.4%)
JPMorgan Chase & Co.	295,400	16,353,344

Insurance (4.8%)
ACE, Ltd.	129,000	12,101,490

HEALTH CARE (21.6%)
Biotechnology (5.1%)
Amgen, Inc.	108,000	12,846,600

Health Care Equipment & Supplies (9.2%)
CR Bard, Inc.	92,200	11,948,198
Stryker Corp.	149,000	11,562,400

		23,510,598

Health Care Providers & Services (3.8%)
Express Scripts Holding Co.(a)	130,000	9,709,700

Pharmaceuticals (3.5%)
Teva Pharmaceutical Industries, Ltd. ADR	197,000	8,792,110

INFORMATION TECHNOLOGY (35.4%)
Communications Equipment (8.5%)
Cisco Systems, Inc.	630,000	13,803,300
Qualcomm, Inc.	103,100	7,652,082

		21,455,382

Computers & Peripherals (4.0%)
International Business Machines Corp.	56,900	10,053,092

Internet Software & Services (7.8%)
Google, Inc. - Class A(a)	16,850	19,899,344

IT Services (4.0%)
Cognizant Technology Solutions Corp. - Class A(a)	104,500	10,128,140

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (6.0%)
Broadcom Corp. - Class A	75,000	$2,232,000
KLA-Tencor Corp.	211,800	13,019,346

		15,251,346

Software (5.1%)
Salesforce.com, Inc.(a)	127,400	7,711,522
Symantec Corp.	250,000	5,352,500

		13,064,022

MATERIALS (0.3%)
Metals & Mining (0.3%)
Goldcorp, Inc.	30,000	746,700

TOTAL COMMON STOCKS
(Cost $250,599,318)		251,660,817

SHORT TERM INVESTMENTS (1.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,531,806	2,531,806

TOTAL SHORT TERM INVESTMENTS
(Cost $2,531,806)		2,531,806

TOTAL INVESTMENTS - (100.1%)
(Cost $253,131,124)		$254,192,623

Liabilities in Excess of Other Assets - (-0.1%)		(188,580)

NET ASSETS - (100.0%)		$254,004,043

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments

As of January 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (12.1%)
Auto Components (2.2%)
Visteon Corp.(a)	22,300	$1,806,523

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.(a)	5,550	1,990,730

Media (7.5%)
The Interpublic Group of Cos., Inc.	135,000	2,203,200
News Corp. - Class A(a)	27,250	434,910
Twenty-First Century Fox, Inc. - Class A	109,000	3,468,380

		6,106,490

CONSUMER STAPLES (5.0%)
Beverages (2.8%)
PepsiCo, Inc.	28,600	2,298,296

Household Products (2.2%)
Energizer Holdings, Inc.	18,500	1,748,250

ENERGY (7.3%)
Energy Equipment & Services (5.2%)
Diamond Offshore Drilling, Inc.	35,600	1,728,024
Nabors Industries, Ltd.	146,600	2,503,928

		4,231,952

Oil, Gas & Consumable Fuels (2.1%)
Royal Dutch Shell PLC, ADR	25,681	1,774,557

FINANCIALS (37.2%)
Capital Markets (8.7%)
The Bank of New York Mellon Corp.	77,000	2,460,920
The Charles Schwab Corp.	158,551	3,935,236
Morgan Stanley	24,500	722,995

		7,119,151

Commercial Banks (18.2%)
CIT Group, Inc.	63,500	2,955,925
First Bancorp	50,135	863,826
Great Southern Bancorp, Inc.	55,845	1,544,114
International Bancshares Corp.	99,500	2,329,295
SunTrust Banks, Inc.	53,000	1,962,060
Wells Fargo & Co.	115,000	5,214,100

		14,869,320

Consumer Finance (4.5%)
Capital One Financial Corp.	52,400	3,699,964

Insurance (5.8%)
Assurant, Inc.	12,000	784,200
Everest Re Group, Ltd.	10,100	1,462,076
The Travelers Cos., Inc.	31,000	2,519,680

		4,765,956

INDUSTRIALS (8.6%)

Aerospace & Defense (7.9%)
Lockheed Martin Corp.	16,400	2,474,924
Raytheon Co.	42,000	3,992,940

		6,467,864

Security Description	Shares	Value
Machinery (0.7%)
Parker Hannifin Corp.	5,000	$566,850

INFORMATION TECHNOLOGY (27.8%)
Electronic Equipment & Instruments (2.1%)
Flextronics International, Ltd.(a)	206,000	1,678,900

Internet Software & Services (8.5%)
Google, Inc. - Class A(a)	3,500	4,133,395
IAC/InterActive Corp.	39,856	2,791,514

		6,924,909

IT Services (10.4%)
Amdocs, Ltd.	101,672	4,398,331
Paychex, Inc.	43,049	1,800,309
The Western Union Co.	152,000	2,340,800

		8,539,440

Semiconductors & Semiconductor Equipment (1.6%)
KLA-Tencor Corp.	21,800	1,340,046

Software (5.2%)
Microsoft Corp.	113,300	4,288,405

MATERIALS (1.1%)
Metals & Mining (1.1%)
Teck Resources, Ltd. - Class B	38,814	932,312

TOTAL COMMON STOCKS
(Cost $78,009,508)		81,149,915

SHORT TERM INVESTMENTS (0.9%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	708,075	708,075

TOTAL SHORT TERM INVESTMENTS
(Cost $708,075)		708,075

TOTAL INVESTMENTS - (100.0%)
(Cost $78,717,583)		$81,857,990

Assets in Excess of Other Liabilities - (0.0%)(b)		27,508

NET ASSETS - (100.0%)		$81,885,498

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments

As of January 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (91.0%)
CONSUMER DISCRETIONARY (9.8%)
Hotels, Restaurants & Leisure (7.4%)
Wyndham Worldwide Corp.	3,550	$251,837
Wynn Resorts, Ltd.	1,600	347,872

		599,709

Specialty Retail (2.4%)
Staples, Inc.	14,850	195,426

CONSUMER STAPLES (2.3%)
Beverages (2.3%)
Molson Coors Brewing Co. - Class B	3,550	186,872

ENERGY (5.6%)
Energy Equipment & Services (2.6%)
Transocean, Ltd.	3,600	155,808
Weatherford International, Ltd.(a)	4,200	56,868

		212,676

Oil, Gas & Consumable Fuels (3.0%)
HollyFrontier Corp.	5,150	238,445

FINANCIALS (13.4%)
Commercial Banks (6.7%)
Comerica, Inc.	6,000	274,800
SunTrust Banks, Inc.	7,200	266,544

		541,344

Insurance (6.7%)
Genworth Financial, Inc. - Class A(a)	22,050	325,238
Hartford Financial Services Group, Inc.	6,400	212,800

		538,038

HEALTH CARE (10.1%)
Health Care Providers & Services (4.2%)
AmerisourceBergen Corp.	2,300	154,606
Quest Diagnostics, Inc.	3,550	186,375

		340,981

Life Sciences Tools & Services (5.9%)
Illumina, Inc.(a)	3,100	471,200

INDUSTRIALS (7.5%)
Aerospace & Defense (3.2%)
L-3 Communications Holdings, Inc.	2,350	261,014

Commercial Services & Supplies (1.7%)
The ADT Corp.	4,450	133,678

Professional Services (2.6%)
Nielsen Holdings NV	5,000	211,450

INFORMATION TECHNOLOGY (40.3%)
Communications Equipment (1.8%)
F5 Networks, Inc.(a)	1,400	149,800

Computers & Peripherals (6.4%)
NetApp, Inc.	4,800	203,232
Western Digital Corp.	3,650	314,521

		517,753

Security Description	Shares	Value
Electronic Equipment & Instruments (1.9%)
Amphenol Corp. - Class A	1,750	$152,040

IT Services (9.2%)
Cognizant Technology Solutions Corp. - Class A(a)	2,100	203,532
Computer Sciences Corp.	5,650	341,316
Vantiv, Inc. Class A(a)	6,550	198,727

		743,575

Semiconductors & Semiconductor Equipment (4.5%)
Broadcom Corp. - Class A	3,900	116,064
Linear Technology Corp.	5,500	244,970

		361,034

Software (16.5%)
Autodesk, Inc.(a)	4,200	215,250
CA, Inc.	9,950	319,196
Salesforce.com, Inc.(a)	5,000	302,650
Symantec Corp.	9,700	207,677
Workday, Inc. - Class A(a)	3,200	286,528

		1,331,301

MATERIALS (2.0%)
Chemicals (2.0%)
CF Industries Holdings, Inc.	700	161,602

TOTAL COMMON STOCKS
(Cost $5,114,679)		7,347,938

SHORT TERM INVESTMENTS (9.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	728,459	728,459

TOTAL SHORT TERM INVESTMENTS
(Cost $728,459)		728,459

TOTAL INVESTMENTS - (100.0%)
(Cost $5,843,138)		$8,076,397

Assets in Excess of Other Liabilities - (0.0%)(b)		3,627

NET ASSETS - (100.0%)		$8,080,024

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments

As of January 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.4%)
CONSUMER DISCRETIONARY (20.2%)
Diversified Consumer Services (12.5%)
Apollo Group, Inc. - Class A(a)	13,600	$439,144
Ascent Capital Group, Inc. - Class A(a)	3,350	239,692
Capella Education Co.	4,350	271,397
DeVry Education Group, Inc.	7,700	278,278
K12, Inc.(a)	10,000	219,500
Strayer Education, Inc.(a)	8,000	279,680

		1,727,691

Household Durables (2.7%)
Skullcandy, Inc.(a)	50,300	367,190

Leisure Equipment & Products (2.1%)
LeapFrog Enterprises, Inc.(a)	41,250	293,700

Media (2.9%)
Digital Generation, Inc.(a)	29,500	398,250

CONSUMER STAPLES (3.1%)
Food & Staples Retailing (3.1%)
The Andersons, Inc.	5,150	426,111

ENERGY (5.8%)
Energy Equipment & Services (3.4%)
Dril-Quip, Inc.(a)	1,250	125,700
ION Geophysical Corp.(a)	112,550	341,026

		466,726

Oil, Gas & Consumable Fuels (2.4%)
Renewable Energy Group, Inc.(a)	32,850	328,829

FINANCIALS (28.6%)
Capital Markets (9.5%)
Calamos Asset Management, Inc. - Class A	30,700	352,129
Cowen Group, Inc. - Class A(a)	86,900	354,552
FBR & Co.(a)	11,650	282,629
Janus Capital Group, Inc.	29,400	323,106

		1,312,416

Commercial Banks (7.2%)
PrivateBancorp, Inc.	12,300	351,657
Union First Market Bankshares Corp.	14,050	324,133
Zions Bancorporation	10,800	310,500

		986,290

Consumer Finance (1.6%)
DFC Global Corp.(a)	29,100	218,832

Insurance (7.7%)
Assurant, Inc.	7,350	480,322
CNO Financial Group, Inc.	14,000	237,160
Symetra Financial Corp.	18,250	349,488

		1,066,970

Thrifts & Mortgage Finance (2.6%)
HomeStreet, Inc.	20,100	360,594

HEALTH CARE (7.5%)
Biotechnology (4.9%)
Cubist Pharmaceuticals, Inc.(a)	2,200	160,798

Security Description	Shares	Value
Biotechnology (continued)
PDL BioPharma, Inc.	15,000	$136,500
United Therapeutics Corp.(a)	3,750	384,825

		682,123

Healthcare Providers & Services (2.6%)
Alliance HealthCare Services, Inc.(a)	12,300	353,010

INDUSTRIALS (8.3%)
Machinery (3.9%)
The ExOne Co.(a)	4,700	221,182
Proto Labs, Inc.(a)	4,000	317,440

		538,622

Professional Services (2.5%)
ICF International, Inc.(a)	10,271	345,722

Trading Companies & Distribution (1.9%)
CAI International, Inc.(a)	12,450	257,590

INFORMATION TECHNOLOGY (22.3%)
Electronic Equipment & Instruments (5.4%)
Dolby Laboratories, Inc. - Class A(a)	7,200	295,128
Hollysys Automation Technologies, Ltd.(a)	15,500	261,485
Newport Corp.(a)	10,258	186,080

		742,693

Internet Software & Services (3.8%)
MercadoLibre, Inc.	1,900	183,331
Sohu.com, Inc.(a)	4,650	338,427

		521,758

IT Services (4.7%)
MoneyGram International, Inc.(a)	13,800	255,300
Unisys Corp.(a)	11,400	390,678

		645,978

Semiconductors & Semiconductor Equipment (6.3%)
Cirrus Logic, Inc.(a)	13,850	242,514
Kulicke & Soffa Industries, Inc.(a)	26,800	311,952
Marvell Technology Group, Ltd.	21,300	318,009

		872,475

Software (2.1%)
Fortinet, Inc.(a)	13,450	285,140

MATERIALS (2.6%)
Metals & Mining (2.6%)
AM Castle & Co.(a)	25,550	350,546

TOTAL COMMON STOCKS (Cost $11,069,744)		13,549,256

SHORT TERM INVESTMENTS (1.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	234,657	234,657

TOTAL SHORT TERM INVESTMENTS (Cost $234,657)		234,657

TOTAL INVESTMENTS - (100.1%) (Cost $11,304,401)		$13,783,913

Liabilities in Excess of Other Assets - (-0.1%)		(7,894)

NET ASSETS - (100.0%)		$13,776,019

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments

As of January 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.7%)
CONSUMER DISCRETIONARY (1.9%)
Internet & Catalog Retail (1.9%)
Amazon.com, Inc.(a)	6,450	$2,313,550

INDUSTRIALS (7.5%)
Aerospace & Defense (7.5%)
Huntington Ingalls Industries, Inc.	38,466	3,655,039
Northrop Grumman Corp.	46,000	5,315,300

		8,970,339

INFORMATION TECHNOLOGY (86.3%)
Communications Equipment (6.7%)
Blackberry LTD.(a)	43,100	407,295
Cisco Systems, Inc.	215,000	4,710,650
Qualcomm, Inc.	39,000	2,894,580

		8,012,525

Computers & Peripherals (17.8%)
Apple, Inc.	4,160	2,082,496
EMC Corp.	117,200	2,840,928
Hewlett-Packard Co.	118,500	3,436,500
International Business Machines Corp.	17,000	3,003,560
Lexmark International, Inc. - Class A	54,000	2,116,260
NetApp, Inc.	67,000	2,836,780
Western Digital Corp.	57,100	4,920,307

		21,236,831

Electronic Equipment & Instruments (8.3%)
Arrow Electronics, Inc.(a)	66,900	3,437,322
Corning, Inc.	170,000	2,925,700
Flextronics International, Ltd.(a)	20,000	163,000
Ingram Micro, Inc. - Class A(a)	131,600	3,292,632

		9,818,654

Internet Software & Services (7.0%)
Google, Inc. - Class A(a)	4,700	5,550,559
IAC/InterActive Corp.	39,000	2,731,560

		8,282,119

IT Services (12.6%)
Accenture PLC - Class A	54,200	4,329,496
Alliance Data Systems Corp.(a)	23,000	5,512,180
Computer Sciences Corp.	49,000	2,960,090
CSG Systems International, Inc.	30,129	902,665
Total System Services, Inc.	43,000	1,284,840

		14,989,271

Semiconductors & Semiconductor Equipment (13.5%)
Intel Corp.	140,500	3,447,870
KLA-Tencor Corp.	66,600	4,093,902
Marvell Technology Group, Ltd.	183,400	2,738,162
NVIDIA Corp.	142,000	2,229,400
Spansion, Inc. - Class A(a)	89,662	1,344,930
Xilinx, Inc.	48,000	2,228,160

		16,082,424

Software (20.4%)
CA, Inc.	119,000	3,817,520
Check Point Software Technologies, Ltd.(a)	70,900	4,638,987
Microsoft Corp.	113,000	4,277,050
Oracle Corp.	149,000	5,498,100
Symantec Corp.	168,000	3,596,880

Security Description	Shares	Value
Software (continued)
Synopsys, Inc.(a)	60,800	$2,423,488

		24,252,025

TOTAL COMMON STOCKS (Cost $92,350,283)		113,957,738

SHORT TERM INVESTMENTS (4.9%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	5,774,118	5,774,118

TOTAL SHORT TERM INVESTMENTS (Cost $5,774,118)		5,774,118

TOTAL INVESTMENTS - (100.6%) (Cost $98,124,401)		$119,731,856

Liabilities in Excess of Other Assets - (-0.6%)		(700,919)

NET ASSETS - (100.0%)		$119,030,937

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments

As of January 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.4%)
HEALTH CARE (6.0%)
Biotechnology (2.0%)
PDL BioPharma, Inc.	74,250	$675,675

Life Sciences Tools & Services (4.0%)
Illumina, Inc.(a)	8,800	1,337,600

INDUSTRIALS (1.5%)
Professional Services (1.5%)
ICF International, Inc.(a)	15,101	508,300

INFORMATION TECHNOLOGY (87.9%)
Communications Equipment (8.0%)
F5 Networks, Inc.(a)	7,150	765,050
Palo Alto Networks, Inc.(a)	5,900	350,755
Qualcomm, Inc.	21,150	1,569,753

		2,685,558

Computers & Peripherals (19.2%)
3D Systems Corp.(a)	11,600	901,668
Apple, Inc.	2,950	1,476,770
EMC Corp.	36,100	875,064
Fusion-io, Inc.(a)	23,000	253,000
NetApp, Inc.	18,800	795,992
Stratasys, Ltd.(a)	6,300	759,528
Western Digital Corp.	15,950	1,374,412

		6,436,434

Electronic Equipment & Instruments (6.3%)
Amphenol Corp. - Class A	6,600	573,408
Arrow Electronics, Inc.(a)	21,000	1,078,980
Newport Corp.(a)	24,142	437,936

		2,090,324

Internet Software & Services (7.6%)
MercadoLibre, Inc.	8,100	781,569
NetEase.com, Inc. ADR(a)	14,900	1,117,053
Sohu.com, Inc.(a)	8,700	633,186

		2,531,808

IT Services (14.9%)
Alliance Data Systems Corp.(a)	4,000	958,640
Cognizant Technology Solutions Corp. - Class A(a)	13,850	1,342,342
Computer Sciences Corp.	25,600	1,546,496
Unisys Corp.(a)	33,300	1,141,191

		4,988,669

Semiconductors & Semiconductor Equipment (13.1%)
Cirrus Logic, Inc.(a)	45,000	787,950
Lam Research Corp.(a)	21,200	1,072,932
Linear Technology Corp.	30,200	1,345,108
Marvell Technology Group, Ltd.	79,500	1,186,935

		4,392,925

Software (18.8%)
CA, Inc.	45,100	1,446,808
Citrix Systems, Inc.(a)	16,200	875,934
Fortinet, Inc.(a)	22,700	481,240
Qualys, Inc.(a)	31,100	901,278
Salesforce.com, Inc.(a)	27,200	1,646,416

Security Description	Shares	Value
Software (continued)
Workday, Inc. - Class A(a)	10,300	$922,262

		6,273,938

TOTAL COMMON STOCKS (Cost $23,142,945)		31,921,231

SHORT TERM INVESTMENTS (4.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,564,402	1,564,402

TOTAL SHORT TERM INVESTMENTS (Cost $1,564,402)		1,564,402

TOTAL INVESTMENTS - (100.1%) (Cost $24,707,347)		$33,485,633

Liabilities in Excess of Other Assets - (-0.1%)		(30,357)

NET ASSETS - (100.0%)		$33,455,276

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments

As of January 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.4%)
HEALTH CARE (96.4%)
Biotechnology (4.3%)
Amgen, Inc.	15,400	$1,831,830
Targacept, Inc.(a)	23,881	105,315

		1,937,145

Health Care Equipment & Supplies (26.1%)
Becton Dickinson and Co.	16,400	1,773,168
Boston Scientific Corp.(a)	124,500	1,684,485
CareFusion Corp.(a)	14,900	607,473
Covidien PLC	10,800	736,992
CR Bard, Inc.	18,800	2,436,292
Greatbatch, Inc.(a)	12,684	539,197
Medtronic, Inc.	24,900	1,408,344
Stryker Corp.	17,000	1,319,200
Zimmer Holdings, Inc.	13,600	1,277,992

		11,783,143

Health Care Providers & Services (30.7%)
AmerisourceBergen Corp.	18,000	1,209,960
Cardinal Health, Inc.	38,800	2,639,176
McKesson Corp.	14,050	2,450,461
Omnicare, Inc.	26,000	1,623,960
Owens & Minor, Inc.	43,080	1,492,291
Patterson Cos., Inc.	28,400	1,134,864
PharMerica Corp.(a)	45,516	1,107,859
UnitedHealth Group, Inc.	12,000	867,360
WellPoint, Inc.	15,700	1,350,200

		13,876,131

Life Sciences Tools & Services (9.3%)
Agilent Technologies, Inc.	32,100	1,866,615
Techne Corp.	8,900	808,743
Waters Corp.(a)	14,000	1,515,780

		4,191,138

Pharmaceuticals (26.0%)
AstraZeneca PLC ADR	27,700	1,758,950
Eli Lilly & Co.	18,000	972,180
GlaxoSmithKline PLC ADR	25,900	1,334,886
Johnson & Johnson	13,700	1,212,039
Mallinckrodt PLC(a)	1,887	109,125
Merck & Co., Inc.	30,000	1,589,100
Novartis AG ADR	16,700	1,320,469
Pfizer, Inc.	50,154	1,524,682
Sanofi ADR	22,892	1,119,419
Teva Pharmaceutical Industries, Ltd. ADR	18,300	816,729

		11,757,579

TOTAL COMMON STOCKS (Cost $26,029,414)		43,545,136

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,690,508	$1,690,508

TOTAL SHORT TERM INVESTMENTS (Cost $1,690,508)		1,690,508

TOTAL INVESTMENTS - (100.1%) (Cost $27,719,922)		$45,235,644

Liabilities in Excess of Other Assets - (-0.1%)		(51,816)

NET ASSETS - (100.0%)		$45,183,828

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of January 31, 2014 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At January 31, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of January 31, 2014	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	11,143,538	5,671,873	2,344,423	2,919,059
Gross depreciation (excess of tax cost over value)	(10,082,039)	(2,531,466)	(111,164)	(433,264)
Net unrealized appreciation/(depreciation)	1,061,499	3,140,407	2,233,259	2,485,795
Cost of investment for income tax purposes	253,131,124	78,717,583	5,843,138	11,298,118

As of January 31, 2014	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	23,662,877	9,339,580	17,587,640
Gross depreciation (excess of tax cost over value)	(3,046,809)	(560,148)	(74,498)
Net unrealized appreciation/(depreciation)	20,616,068	8,779,432	17,513,142
Cost of investment for income tax purposes	99,115,788	24,706,201	27,722,502

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, and;

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Assets
Common Stocks	$251,660,817	$–	$–	$251,660,817
Short Term Investments	2,531,806	–	–	2,531,806

Total	$254,192,623	$–	$–	$254,192,623

PIN OAK EQUITY FUND Assets
Common Stocks	$81,149,915	$–	$–	$81,149,915
Short Term Investments	708,075	–	–	708,075

Total	$81,857,990	$–	$–	$81,857,990

ROCK OAK CORE GROWTH FUND Assets
Common Stocks	$7,347,938	$–	$–	$7,347,938
Short Term Investments	728,459	–	–	728,459

Total	$8,076,397	$–	$–	$8,076,397

RIVER OAK DISCOVERY FUND Assets
Common Stocks	$13,549,256	$–	$–	$13,549,256
Short Term Investments	234,657	–	–	234,657

Total	$13,783,913	$–	$–	$13,783,913

RED OAK TECHNOLOGY SELECT FUND Assets
Common Stocks	$113,957,738	$–	$–	$113,957,738
Short Term Investments	5,774,118	–	–	5,774,118

Total	$119,731,856	$–	$–	$119,731,856

BLACK OAK EMERGING TECHNOLOGY FUND Assets
Common Stocks	$31,921,231	$–	$–	$31,921,231
Short Term Investments	1,564,402	–	–	1,564,402

Total	$33,485,633	$–	$–	$33,485,633

LIVE OAK HEALTH SCIENCES FUND Assets
Common Stocks	$43,545,136	$–	$–	$43,545,136

Short Term Investments	1,690,508	–	–	1,690,508

Total	$45,235,644	$–	$–	$45,235,644

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended January 31, 2014.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	March 28, 2014

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	March 28, 2014